INTANGIBLE ASSETS - CUSTOMER BASE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 106,643,000	$ 160,041,000	$ 230,104,000
Customer base | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	187,916,000
Customer base | BRAZIL [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	83,071,000
Customer base | SPAIN [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	54,165,000
Customer base | MEXICO [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	47,579,000
Customer base | PERU [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	14,591,000
Customer base | COLOMBIA [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,941,000
Customer base | CHILE [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	8,745,000
Customer base | ARGENTINA [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 7,205,000